PGIM Nasdaq-100 Buffer 12 ETF - April
Schedule of Investments  (unaudited)
as of January 31, 2026
Description	Shares	Value
Short-Term Investments 114.4%
Affiliated Mutual Fund 0.7%
PGIM Core Government Money Market Fund (7-day effective yield 3.805%) (cost $86,006)(wb)	86,006	$86,006
Options Purchased*~ 113.7%
(cost $11,620,801)		13,086,436

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 114.4% (cost $11,706,807)		13,172,442
Options Written*~ (14.4)%
(premiums received $1,103,421)		(1,657,862)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $10,603,386)		11,514,580
Liabilities in excess of other assets (0.0)%		(4,874)

Net Assets 100.0%		$11,509,706

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Invesco QQQ Trust, Series 1	Call	03/31/26	$4.69		212		21	$13,065,346
Invesco QQQ Trust, Series 1	Put	03/31/26	$468.92		212		21	21,090
Total Options Purchased (cost $11,620,801)								$13,086,436
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Invesco QQQ Trust, Series 1	Call	03/31/26	$551.22		212		21	$(1,648,436)
Invesco QQQ Trust, Series 1	Put	03/31/26	$412.65		212		21	(9,426)
Total Options Written (premiums received $1,103,421)								$(1,657,862)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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